Report of the directors financial review risk report - Trading VaR, 99% 1 day (Details) - Trading portfolios - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of financial assets [line items]
Value at risk	£ 26.2	£ 25.4	£ 32.8
Average
Disclosure of financial assets [line items]
Value at risk	27.9	32.2	32.3
Maximum
Disclosure of financial assets [line items]
Value at risk	37.2	55.4	44.0
Minimum
Disclosure of financial assets [line items]
Value at risk	18.7	19.0	25.6
Foreign exchange (‘FX’) and commodity
Disclosure of financial assets [line items]
Value at risk	10.0	6.2	15.9
Foreign exchange (‘FX’) and commodity | Average
Disclosure of financial assets [line items]
Value at risk	8.1	10.9	12.0
Foreign exchange (‘FX’) and commodity | Maximum
Disclosure of financial assets [line items]
Value at risk	14.8	17.2	17.0
Foreign exchange (‘FX’) and commodity | Minimum
Disclosure of financial assets [line items]
Value at risk	4.2	5.6	7.0
Interest rate (‘IR’)
Disclosure of financial assets [line items]
Value at risk	15.0	20.1	23.7
Interest rate (‘IR’) | Average
Disclosure of financial assets [line items]
Value at risk	21.4	25.5	26.1
Interest rate (‘IR’) | Maximum
Disclosure of financial assets [line items]
Value at risk	27.8	50.2	42.0
Interest rate (‘IR’) | Minimum
Disclosure of financial assets [line items]
Value at risk	12.6	13.8	18.9
Equity (‘EQ’)
Disclosure of financial assets [line items]
Value at risk	10.7	11.0	10.3
Equity (‘EQ’) | Average
Disclosure of financial assets [line items]
Value at risk	9.5	9.9	10.0
Equity (‘EQ’) | Maximum
Disclosure of financial assets [line items]
Value at risk	11.5	11.8	14.7
Equity (‘EQ’) | Minimum
Disclosure of financial assets [line items]
Value at risk	8.1	8.6	7.8
Credit spread (‘CS’)
Disclosure of financial assets [line items]
Value at risk	7.0	5.2	11.9
Credit spread (‘CS’) | Average
Disclosure of financial assets [line items]
Value at risk	7.4	9.8	8.6
Credit spread (‘CS’) | Maximum
Disclosure of financial assets [line items]
Value at risk	9.3	12.7	11.9
Credit spread (‘CS’) | Minimum
Disclosure of financial assets [line items]
Value at risk	4.5	5.2	6.2
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(16.5)	(17.0)	(28.9)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	(18.4)	(23.8)	(24.5)
Portfolio diversification | Maximum
Disclosure of financial assets [line items]
Value at risk			0.0
Portfolio diversification | Minimum
Disclosure of financial assets [line items]
Value at risk			£ 0.0